Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Net Interest Expense Income [abstract]
Interest income	[1]	$ 22,179	$ 14,741
Interest expense		9,538	3,282
Net interest income		12,641	11,459
Provision for credit losses		1,057	158
Net interest income after provision for credit losses		$ 11,584	$ 11,301

[1]	Interest income included $20 billion for the year ended October 31, 2022 (2021: $13.2 billion) calculated based on the effective interest rate method.